Leases - Summary of Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 22,354	$ 3,255	¥ 38,567
Liabilities
Operating lease liabilities, current	9,220	1,343	10,001
Operating lease liabilities, non-current	12,741	$ 1,855	28,197
Total operating lease liabilities	¥ 21,961		¥ 38,198
Weighted average remaining lease term (years)	2 years 9 months 7 days	2 years 9 months 7 days	3 years 7 months 9 days
Weighted average discount rate	5.38%	5.38%	4.95%